CAPITAL STOCK 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF COMMON STOCK SHARES ISSUED TO OFFICERS AND DIRECTORS

Included as part of the issuances was the issuance of the following shares of common stock to officers and directors of the Company:

Recipient	Position With Company	Shares
Jacob D. Cohen	Chief Executive Officer and Chairman	200,000
Antonios Isaac	Former President and Director	60,000
Kenny Myers	Director	25,000
Alex Hamilton	Director	25,000
Lorraine D’Alessio	Director	25,000
Included as part of the issuances was the issuance of the following shares of common stock to officers and directors of the Company:

Recipient	Position With Company	Shares
Jacob D. Cohen	Chief Executive Officer and Chairman	500,000
Eugene Johnston	Chief Financial Officer	100,000
Kenny Myers	Director	100,000
Alex Hamilton	Director	100,000
Lorraine D’Alessio	Director	100,000

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes common stock option activity:

	Options	Weighted Average Exercise Price
Outstanding, December 31, 2023	176,666	$10.98

Granted	13,333	$5.55
Exercised	-	-
Expired / Forfeited	(33,333)	16.50
Outstanding, December 31, 2024	156,666	$9.34

Granted	2,000,000	$2.30
Exercised	-	-
Expired / Forfeited	-	-
Outstanding, September 30, 2025	2,156,666	$2.81
Exercisable, September 30, 2025	654,444	$3.94

The following table summarizes common stock option activity:

	Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	83,333	$16.50
Granted	93,333	$6.05
Exercised	-	-
Expired	-	-

Outstanding, December 31, 2023	176,666	$10.98
Exercisable, December 31, 2023	120,833	$8.43

Granted	13,333	$5.55
Exercised	-	-
Expired / Forfeited	(33,333)	16.50
Outstanding, December 31, 2024	156,666	$9.34
Exercisable, December 31, 2024	140,833	$8.54

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

The weighted average exercise prices, remaining lives for options granted, and exercisable as of September 30, 2025 were as follows:

	Outstanding Options			Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$16.50	60,000	2.87	$16.50	54,167	$16.50
$4.80	83,333	3.25	$4.80	83,333	$4.80
$5.55	13,333	1.78	$5.55	13,333	$5.55
$2.30	2,000,000	.99	$2.30	500,000	$2.30

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2024 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$16.50	60,000	3.61	$16.50	44,167	$16.50
$4.80	83,333	3.99	$4.80	83,333	$4.80
$5.55	13,333	2.53	$5.55	13,333	$5.55

SCHEDULE OF OPTIONS FAIR VALUE ASSUMPTIONS

Fair Value of common stock on measurement date	$31.85 – 4.31
Risk free interest rate	4.13% - 4.10%
Volatility	142.96% - 136.49%
Dividend Yield	0%
Expected Term	5.75 - 3.0

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term.

Fair Value of common stock on measurement date	$14.90 – 4.33
Risk free interest rate	4.10% - 3.30%
Volatility	232.05% - 92.54%
Dividend Yield	0%
Expected Term	6.0-3.0

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term.

SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price Per Share
Outstanding, December 31, 2023	89,533	$16.95

Granted	850,800	$5.75
Exercised	-	-
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2024	940,333	$5.08

Granted	1,482,709	$1.50
Exercised	1,427,143	$1.50
Expired	-	-
Cancelled	-	-
Outstanding, September 30, 2025	997,899	$3.05
Exercisable, September 30, 2025	997,899	$3.05

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price Per Share
Outstanding, December 31, 2022	133,333	$15.00
Granted	24,500	22.14
Exercised	(68,300)	15.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	89,533	16.95
Exercisable, December 31, 2023	89,533	16.95

Granted	850,800	5.75
Exercised	-	-
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2024	940,333	5.08
Exercisable, December 31, 2024	940,333	$5.08

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of September 30, 2025, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$3.05	997,899	3.75

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2024, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$5.75	940,333	4.46

SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS

Fair Value of common stock on measurement date	$3.12 - $51.12
Risk free interest rate	From 3.82% to 4.59%
Volatility	From 135.75% to 238.00%
Dividend Yield	0%
Expected Term	3 - 5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Fair Value of common stock on measurement date	$3.10 - $10.90
Risk-free interest rate	From 2.95% to 4.38%
Volatility	From 81.92% to 239.06%
Dividend Yield	0%
Expected Term	3 - 5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.